Other non-current liabilities	9 Months Ended
Sep. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Other non-current liabilities	Other non-current liabilities

	At December 31, 2019	At September 30, 2020
	(in thousands)
Trade payables	$1,139	$1,050
Deferred tax liabilities	429	18
Contract liabilities:
License and development services agreement	11,249	4,341
Deferred revenue	323	—
Total contract liabilities	$11,572	$4,341

As of December 31, 2019, trade payables included a liability related to the acquisition of certain intangible assets of $1,916,000, which is scheduled to be paid in 27 months. The non-current portion amounted to $1,139,000. As of September 30, 2020, $1,343,000 remained of this liability ($480,000 as non-current portion). In January 2020, the Company entered into an agreement with a technology company based in Israel to transfer a team of engineers to the Company for the purpose of accelerating 5G new product development. The remaining amount to be paid in June 2024 for this agreement is $1,430,000. This amount has been discounted and as of September 30, 2020, $570,000 is included in non-current trade payables, and the Company records interest expense associated with this amount each reporting period.

In December 2019, the Company recognized a net deferred tax liability of $429,000 related mainly to a deferred tax liability of $2,591,000 arising from the equity component of the convertible notes, recorded in equity, largely offset by a deferred tax asset related to unused tax losses which can be utilized in the period into which taxable temporary differences are expected to reverse. Following the convertible notes amendments signed in March 2020, the Company recognized a deferred tax liability of $398,000 through profit and loss and the reversal of the deferred tax liability of $809,000 through equity. At September 30, 2020, the Company recognized a net deferred tax liability of $18,000 related to origination and reversal of timing differences.

On October 24, 2019, the Company signed a multi-year, non-exclusive license and development services agreement with a strategic partner, a Fortune Global 500 company, with an estimated value exceeding $35 million over more than 3 years, subject to the Company achieving certain pre-agreed milestones. The agreement provided for an upfront payment of $18 million, which was received in October 2019, and recorded as a contract liability upon receipt. Quarterly payments of $1.8 million are to be paid to the Company beginning August 2021 with the remaining consideration to be paid upon completion of the final milestone expected to occur in July 2023. In order to comfort the strategic partner on the funding of the Company, the agreement as amended on March 20, 2020, included a financing milestone for the Company to raise at least $25 million in net proceeds from new equity, debt or government financing, none of which can be repayable before April 30, 2024. This milestone was satisfied in May 2020. The contract also includes clauses that allow for termination in certain circumstances, or in some cases of a change in control of the Company, which could result in a refund of certain or all amounts received under the contract, depending on the circumstances. The Company determined that this agreement includes a financing component related to the upfront payment, which results in the recognition of interest expense over a portion of the term of the agreement. In the nine months ended September 30, 2020, the Company recognized revenues for an amount of $7,139,000 as a result of development services performed and interest expenses on the upfront payment of $2,539,000. At September 30, 2020, the net remaining contract liability of $11,734,000 was presented on the balance sheet as current contract liabilities for $7,393,000, reflecting the expected net amount of revenue less interest expenses to be recognized in the twelve months ended September 30, 2021, and the remaining amount of $4,341,000 as non-current contract liabilities.
In December 2015, the Company entered into a contract with a customer for certain development services which resulted in the recognition of deferred revenues for $1,940,000 to be recognized on a straight-line basis over four years beginning when the customer’s product was first certified by a major U.S. carrier, which occurred in September 2017. As revenues were expected to be recognized until August 31, 2021, a portion of these deferred revenues were presented as non–current liabilities as of December 31, 2019. $364,000 was recognized as revenue in the nine months ended September 30, 2020 and 2019. $485,000 of the deferred revenues has been classified as current as of December 31, 2019 and the remainder as non-current. As of September 30, 2020, the remaining amount of $445,000 has been classified as current.